Licensed Copyrights, Net - Disclosure of Licensed Copyrights (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	¥ 54,917		¥ 52,506
Licensed copyrights, accumulated amortisation	(47,397)		(44,728)
Licensed copyrights, accumulated impairment	(201)		(229)
Licensed copyrights, net carrying value	7,319	$ 1,002	7,549
Licensed copyrights, gross carrying value current	15,939		15,442
Licensed copyrights, accumulated amortisation current	(15,541)		(14,846)
Licensed copyrights, accumulated impairment current	(9)		(14)
Licensed copyrights, net carrying value current	389	53	582
Licensed copyrights, gross carrying value non current	38,978		37,064
Licensed copyrights, accumulated amortisation non current	(31,856)		(29,882)
Licensed copyrights, accumulated impairment non current	(192)		(215)
Licensed copyrights, net carrying value non current	6,930	949	6,967
Broadcasting Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	46,579		44,838
Licensed copyrights, accumulated amortisation	(39,059)		(37,060)
Licensed copyrights, accumulated impairment	(201)		(229)
Licensed copyrights, net carrying value	7,319	1,002	7,549
Licensed copyrights, gross carrying value current	7,601		7,774
Licensed copyrights, accumulated amortisation current	(7,203)		(7,178)
Licensed copyrights, accumulated impairment current	(9)		(14)
Licensed copyrights, net carrying value current	389	53	582
Licensed copyrights, gross carrying value non current	38,978		37,064
Licensed copyrights, accumulated amortisation non current	(31,856)		(29,882)
Licensed copyrights, accumulated impairment non current	(192)		(215)
Licensed copyrights, net carrying value non current	6,930	949	6,967
Sublicensing Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	8,338		7,668
Licensed copyrights, accumulated amortisation	(8,338)		(7,668)
Licensed copyrights, accumulated impairment	0		0
Licensed copyrights, net carrying value	0	0	0
Licensed copyrights, gross carrying value current	8,338		7,668
Licensed copyrights, accumulated amortisation current	(8,338)		(7,668)
Licensed copyrights, accumulated impairment current	0		0
Licensed copyrights, net carrying value current	0	0	0
Licensed copyrights, gross carrying value non current	0		0
Licensed copyrights, accumulated amortisation non current	0		0
Licensed copyrights, accumulated impairment non current	0		0
Licensed copyrights, net carrying value non current	¥ 0	$ 0	¥ 0